Taxes - Schedule of Net Deferred Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Net Deferred Tax Assets and Liabilities [Abstract]
Allowance for credit loss	$ 12,952	$ 8,961
Inventories valuation allowance	42,829	28,336
Operating lease liabilities	144,339	170,111
Deferred tax assets	200,120	207,408
Right-of-use asset	(143,987)	(167,281)
Depreciation	(205,338)	(213,322)
Deferred tax liabilities	(349,325)	(380,603)
Net deferred tax liabilities	$ (149,205)	$ (173,195)